RELATED PARTY - Key management compensation (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY DISCLOSURES
Executive wages, salaries and benefits	$ 6,454,846	$ 6,255,806	$ 6,412,238
Director allowances	1,513,100	1,492,088	1,512,000
Termination of employment contracts benefits		79,027	192,920
Accrued benefit in the past five years and paid during the fiscal year	334,477	314,288	257,683
Total	$ 8,302,423	$ 8,141,209	$ 8,374,841